UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: March 31, 2009"
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"               Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     May 6, 2009"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      29

"Form 13F Information Table Value Total:      $78,766"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ACCURAY INC.                    COM                 004397105         503100000   SH       SOLE                  0      0100000
APPLE, INC. CMN                 COM                 037833100        164315633    SH       SOLE                  0      015633
BERKSHIRE HATHAWAY CL B         CL B                084670207        40691443     SH       SOLE                  0      01443
CISCO SYSTEMS, INC. CMN         COM                 17275r102         19911875    SH       SOLE                  0      011875
EMC CORPORATION MASS CMN        COM                 268648102        3003263380   SH       SOLE                  0      0263380
EMPIRE DIST ELEC CO             COM                 291641108        2561177370   SH       SOLE                  0      0177370
FAIRFAX FNCL HLDGS LTD          SUB VTG             303901102        614723596    SH       SOLE                  0      023596
GENERAL DYNAMICS CORP           COM                 369550108        244158690    SH       SOLE                  0      058690
ISHARES LEH BCLYS TIPS BD       BARCLYS TIPS BD     464287176        592557660    SH       SOLE                  0      057660
ISHARES MSCI CANADA INDEX       MSCI CDA INDEX      464286509        2878174870   SH       SOLE                  0      0174870
ISHARES MSCI EMERGING MKT       MSCI EMERG MKT      464287234        6845275896   SH       SOLE                  0      0275896
ISHARES MSCI PAC EX JPN         MSCI PAC J IDX      464286665        2969120557   SH       SOLE                  0      0120557
ISHARES RUSSELL MICRO IDX       RSSL MCRCP IDX      464288869        183769770    SH       SOLE                  0      069770
ISHARES SILVER TRUST ETF        ISHARES             46428q109        2571201050   SH       SOLE                  0      0201050
KAYNE ANDERSON NRG TO RT        COM                 48660p104         35824800    SH       SOLE                  0      024800
MKT VCTR TR GLD MINER IDX       GOLD MINER ETF      57060u100        4169113050   SH       SOLE                  0      0113050
MCDERMOTT INTL CMN              COM                 580037109        3660273360   SH       SOLE                  0      0273360
MEMC ELECTRONIC MATERIAL        COM                 552715104        113969055    SH       SOLE                  0      069055
MICROSOFT CORPORATION           COM                 594918104        3415185916   SH       SOLE                  0      0185916
PHARMACEUTICAL PRO DEVEL        COM                 717124101        114948430    SH       SOLE                  0      048430
PORTFOLIO RECOVERY ASSOCS       COM                 73640q105        235187588    SH       SOLE                  0      087588
PWRSHARES DYN BIO & GEN         DYN BIOT & GEN      73935x856        1938152580   SH       SOLE                  0      0152580
SPDR GOLD TRUST ETF             GOLD SHS            78463v107        440248760    SH       SOLE                  0      048760
SUPERIOR ENERGY SERVICES        COM                 868157108        1931149810   SH       SOLE                  0      0149810
TEMPLETON GLOBAL INC            COM                 880198106        2921393125   SH       SOLE                  0      0393125
THE MOSAIC COMPANY CMN          COM                 61945a107        263062645    SH       SOLE                  0      062645
VERIZON COMMUNICATIONS          COM                 92343v104        4353144130   SH       SOLE                  0      0144130
WISDOMTREE DREY CHIN YUAN       CHINESE YUAN ETF    97717w182         53821000    SH       SOLE                  0      021000
WISDOMTREE DR WISDOMTREE        JAPANESE YEN F      97717w224         2218350     SH       SOLE                  0      08350

